SUBSEQUENT EVENTS - Narrative (Details) € in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Mar. 31, 2020	Jan. 02, 2020 EUR (€)	Jan. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	May 31, 2017 USD ($)
Term facility
Subsequent Event [Line Items]
Repayment of line of credit facility				$ 0	$ 0	$ 0
Maximum borrowing amount							$ 250
Revolving bank credit facility
Subsequent Event [Line Items]
Repayment of line of credit facility				$ 755	$ 120	$ 250
Maximum borrowing amount							$ 250
Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage Of Hotels Resumed Operations	90.00%
Percentage Of Occupancy In Hotels	60.00%
Subsequent Event [Member] | Term facility
Subsequent Event [Line Items]
Repayment of line of credit facility			$ 250
Subsequent Event [Member] | Revolving bank credit facility
Subsequent Event [Line Items]
Repayment of line of credit facility			$ 250
Subsequent Event [Member] | Steigenberger Hotels Aktiengesellschaft Germany [Member]
Subsequent Event [Line Items]
Consideration for purchase of investments | €		€ 690
Maximum borrowing amount | €		€ 440